UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/2010

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
August 31, 2010 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)
Consumer Discretionary--16.5%
Aaron's	27,950	455,305
Advance Auto Parts	25,500	1,388,985
Ambassadors Group	54,920	602,747
Avery Dennison	39,000	1,268,280
Barrett Business Services	5,527	73,122
Brink's	31,200	588,744
Cabela's	60,190 a	937,760
Capella Education	1,657 a	103,695
Carter's	34,400 a	768,496
CEC Entertainment	1,293 a	40,561
Cheesecake Factory	13,900 a	311,221
Cinemark Holdings	43,900	641,379
Cogent	32,317 a	355,487
Coinstar	10,900 a	474,150
Convergys	47,800 a	484,214
Cooper	39,000	1,573,260
Corinthian Colleges	150,800 a	735,904
CPI	14,005	305,449
CSS Industries	44,100	680,904
Delta Apparel	8,590 a	111,756
Deluxe	8,816	147,492
Diebold	23,800	617,372
Digital River	17,900 a	472,023
Dress Barn	4,968 a	103,583
Drew Industries	56,000 a	1,071,280
EnerSys	35,827 a	790,702
FTI Consulting	35,083 a	1,150,021
Genesco	4,173 a	105,327
Gentex	24,775	435,297
Grand Canyon Education	6,050 a	103,394

Gymboree	17,200 a	647,236
Hawk, Cl. A	31,035 a	1,137,122
Hillenbrand	32,300	614,669
Interval Leisure Group	80,400 a	1,005,804
JOS. A. Bank Clothiers	16,271 a	594,380
Kirkland's	24,900 a	284,109
Korn/Ferry International	7,215 a	93,939
Lifetime Brands	61,645 a	840,838
LKQ	19,400 a	360,840
Meredith	2,982	87,253
Nobel Learning Communities	45,600 a	295,944
OfficeMax	66,400 a	646,736
PEP Boys-Manny Moe & Jack	157,805	1,423,401
Polaris Industries	16,547	882,451
Rent-A-Center	48,839	980,687
RPM International	7,042	119,010
Ruth's Hospitality Group	17,891 a	58,505
Sally Beauty Holdings	110,300 a	951,889
Scholastic	32,200	754,446
Shuffle Master	73,300 a	582,735
Shutterfly	27,200 a	604,656
Snap-On	2,373	97,839
Stein Mart	1,132 a	8,179
TNS	4,041 a	60,696
True Religion Apparel	32,000 a	562,560
Universal Technical Institute	5,700 a	88,065
Valassis Communications	20,800 a	609,648
ValueClick	63,200 a	688,880
Warner Music Group	127,000 a	530,860
		32,511,287
Consumer Staples--2.6%
Andersons	23,100	827,673
Chiquita Brands International	70,020 a	879,451
Conn's	11,505 a	50,047
Constellation Brands, Cl. A	94,200 a	1,569,372
Cracker Barrel Old Country Store	1,591	70,975
Flowers Foods	39,400	1,018,096

Nash Finch	2,736	107,443
Overhill Farms	41,025 a	176,407
United Natural Foods	12,125 a	421,222
		5,120,686
Energy--5.5%
Atmos Energy	3,715	105,134
Berry Petroleum, Cl. A	2,453	66,599
Brigham Exploration	96,000 a	1,470,720
Cal Dive International	12,969 a	59,268
CenterPoint Energy	69,600	1,029,384
EnerNOC	6,903 a	224,900
Global Industries	88,700 a	404,915
GMX Resources	54,858 a	233,146
Gulfport Energy	47,950 a	545,191
Holly	24,100	626,841
Newpark Resources	75,300 a	657,369
Northern Oil and Gas	83,100 a	1,166,724
Ormat Technologies	16,500	454,740
Southern Union	41,500	933,750
Stone Energy	4,080 a	46,145
Tetra Technologies	120,300 a	1,009,317
Venoco	36,800 a	651,360
Whiting Petroleum	13,300 a	1,128,372
		10,813,875
Financial--18.5%
Alterra Capital Holdings	36,200	671,148
Altisource Portfolio Solutions	25,933 a	687,224
American Campus Communities	900	26,811
American Equity Investment Life
Holding	70,001	664,309
Ares Capital	7,983	119,266
Asta Funding	36,110	294,296
Baldwin & Lyons, Cl. B	8,875	196,936
BancorpSouth	4,287	54,659
Bank of Hawaii	3,341	149,209
BioMed Realty Trust	51,300	876,717
Brandywine Realty Trust	50,300	552,797

Broadridge Financial Solutions	43,100	920,185
Bryn Mawr Bank	36,800	600,576
Capstead Mortgage	52,400	608,888
Cash America International	18,500	566,655
Center Financial	2,904 a	13,446
City Holding	18,300	522,465
CNA Surety	39,075 a	654,897
Columbia Banking System	89,725	1,598,002
Community Bank System	45,883	1,036,038
CoreLogic	58,000	1,001,660
Cullen/Frost Bankers	2,383	122,129
Delphi Financial Group, Cl. A	9,244	206,141
Donegal Group, Cl. A	4,589	50,295
EastGroup Properties	2,685	94,646
Euronet Worldwide	35,000 a	492,800
FBL Financial Group, Cl. A	2,755	63,365
First American Financial	42,700	633,241
First Bancorp/NC	20,700	251,298
First Cash Financial Services	33,400 a	796,924
First Niagara Financial Group	38,400	433,536
First Potomac Realty Trust	3,535	52,424
FNB	10,903	84,716
Glimcher Realty Trust	18,061	107,282
Global Cash Access Holdings	33,017 a	119,522
Hallmark Financial Services	104,000 a	867,360
Harleysville Group	4,259	135,777
HCC Insurance Holdings	6,795	171,438
Horace Mann Educators	42,100	690,440
Huntington Bancshares	103,900	549,631
IBERIABANK	15,800	770,250
Investment Technology Group	5,512 a	73,254
Knight Capital Group, Cl. A	7,126 a	84,657
LaSalle Hotel Properties	37,700	794,339
Meadowbrook Insurance Group	4,229	36,327
Medical Properties Trust	1,368	13,461
MGIC Investment	66,400 a	479,408
National Western Life Insurance	6,100	781,166

Net 1 UEPS Technologies	43,300 a	498,383
Ocwen Financial	271,400 a	2,467,026
Omega Healthcare Investors	56,970	1,222,006
Park National	13,865	832,593
Parkway Properties	5,930	86,697
Platinum Underwriters Holdings	16,100	647,381
Portfolio Recovery Associates	6,123 a	390,035
PS Business Parks	13,000	731,510
RLI	16,800	881,328
SLM	105,900 a	1,170,195
Sterling Bancorp	21,000	182,700
Sterling Bancshares	191,100	947,856
Suffolk Bancorp	14,900	350,895
SVB Financial Group	22,608 a	840,339
TCF Financial	30,000	428,400
Texas Capital Bancshares	19,100 a	292,230
Tower Group	42,160	904,754
Umpqua Holdings	46,500	483,600
Waddell & Reed Financial, Cl. A	2,317	53,314
Walter Investment Management	60,790	985,406
Wintrust Financial	24,800	713,248
World Acceptance	11,900 a	484,925
		36,366,832
Health Care--8.8%
Abaxis	7,850 a	141,771
Allscripts Healthcare Solutions	18,600 a	310,806
Amedisys	15,600 a	360,672
AmSurg	6,223 a	103,737
AngioDynamics	20,800 a	317,616
Beckman Coulter	19,300	880,852
Bio-Reference Laboratories	10,525 a	208,605
Cambrex	174,982 a	729,675
Celera	65,700 a	433,620
Cepheid	34,800 a	511,908
Charles River Laboratories
International	45,500 a	1,285,375
Chemed	38,505	1,921,400

Genoptix	18,700 a	321,827
Health Management Associates, Cl.
A	103,000 a	643,750
HealthSpring	37,600 a	780,576
Herbalife	890	49,466
Hill-Rom Holdings	28,325	909,232
IPC The Hospitalist	6,950 a	162,352
Magellan Health Services	32,900 a	1,441,349
Mednax	7,300 a	338,282
MEDTOX Scientific	5,675 a	65,092
Neogen	12,300 a	359,406
Owens & Minor	34,740	926,168
PDL BioPharma	57,300	324,318
Quality Systems	3,175	177,959
Questcor Pharmaceuticals	76,700 a	743,223
RehabCare Group	7,565 a	125,276
SXC Health Solutions	10,800 a	840,240
Symmetry Medical	7,131 a	64,108
Techne	4,725	272,774
Theragenics	179,200 a	200,704
USANA Health Sciences	2,510 a	106,675
Vital Images	32,950 a	415,829
West Pharmaceutical Services	27,500	924,550
		17,399,193
Industrial--16.3%
AAON	24,675	547,538
Allegiant Travel	11,250	423,338
Beacon Roofing Supply	18,000 a	250,740
Benchmark Electronics	5,667 a	79,508
Black Box	4,356	122,839
Bristow Group	24,499 a	808,467
CAI International	46,610 a	637,159
Ceradyne	31,000 a	677,040
CoStar Group	4,100 a	169,207
Covanta Holding	63,100	909,271
Crown Holdings	57,200 a	1,593,592
Danaos	71,800 a	283,610

Dresser-Rand Group	26,800 a	951,936
Dynamex	6,400 a	78,464
Ennis	39,835	613,061
ESCO Technologies	15,100	470,365
Forward Air	6,725	160,189
Franklin Electric	2,477	78,447
Glatfelter	9,019	92,265
Global Power Equipment Group	17,500 a	273,875
Granite Construction	13,835	304,508
Hexcel	55,975 a	954,934
Hubbell, Cl. B	22,900	1,030,042
Innerworkings	26,800 a	145,524
Integrated Silicon Solution	5,773 a	38,275
John Bean Technologies	43,400	645,358
KBR	39,600	918,720
Knoll	66,355	890,484
L.B. Foster, Cl. A	18,175 a	465,644
Ladish	70,555 a	1,756,114
Littelfuse	1,073 a	39,959
Lydall	132,400 a	912,236
McGrath Rentcorp	28,700	576,583
Middleby	798 a	43,882
Miller Industries	12,750	157,335
Mobile Mini	8,300 a	118,109
Navistar International	27,200 a	1,139,136
NN	68,260 a	505,124
Pall	28,500	974,415
Park Electrochemical	4,870	116,393
Parker Drilling	19,252 a	69,885
Resources Connection	17,750	196,847
Ritchie Brothers Auctioneers	12,625	230,154
Rollins	23,125	473,600
Ryder System	29,500	1,131,915
School Specialty	51,100 a	665,833
Seaspan	29,800	334,356
SkyWest	8,349	106,366
Sonoco Products	2,527	79,475

Standex International	66,385	1,562,039
Tecumseh Products, Cl. A	61,200 a	716,652
Teledyne Technologies	22,000 a	795,960
Textainer Group Holdings	24,695	674,173
Textron	69,100	1,179,537
Thermadyne Holdings	108,330 a	1,194,880
Thomas & Betts	23,219 a	857,942
Tutor Perini	5,063 a	100,045
Xerium Technologies	69,965 a	703,848
Xerium Technologies (Warrants
5/25/14)	17,156 a	25,734
		32,052,927
Information Technology--17.4%
Acacia Research	33,700 a	506,174
Accelrys	99,600 a	603,576
Actel	2,428 a	34,720
American Reprographics	5,743 a	37,904
American Science & Engineering	6,100	432,917
American Software, Cl. A	11,665	59,608
ANSYS	7,500 a	290,850
ArcSight	5,536 a	212,582
Arris Group	168,000 a	1,372,560
Brocade Communications Systems	209,700 a	1,052,694
Cabot Microelectronics	39,775 a	1,190,465
CACI International, Cl. A	2,854 a	116,472
Cadence Design Systems	86,700 a	589,560
Cardtronics	33,450 a	463,282
Cass Information Systems	6,400	209,920
Ciena	44,000 a	548,680
Comtech Telecommunications	22,800 a	464,436
Comverse Technology	80,700 a	419,640
Concur Technologies	3,850 a	180,065
Constant Contact	6,536 a	115,818
CSG Systems International	42,735 a	782,051
CTS	65,900	529,836
DealerTrack Holdings	12,500 a	184,313
Digi International	29,100 a	220,578

DST Systems	28,900	1,177,386
Echelon	14,500 a	109,693
Electronics for Imaging	80,785 a	859,956
F5 Networks	3,508 a	306,704
Fair Isaac	47,900	1,072,481
FARO Technologies	6,500 a	119,210
Forrester Research	8,500 a	260,865
GeoEye	18,900 a	688,716
Guidance Software	13,850 a	68,419
Hutchinson Technology	198,000 a	568,260
Ikanos Communications	108,600 a	93,505
Intersil, Cl. A	48,400	483,758
ION Geophysical	140,400 a	480,168
Keynote Systems	57,700	580,462
MAXIMUS	5,650	303,462
MEMC Electronic Materials	74,500 a	766,605
Mercury Computer Systems	37,800 a	418,446
MTS Systems	12,698	338,402
Multi-Fineline Electronix	18,100 a	377,204
Napco Security Technologies	11,250 a	22,500
National Instruments	15,650	451,190
NCI, Cl. A	12,375 a	236,981
Plantronics	23,300	636,323
Power Integrations	9,700	265,683
Premiere Global Services	11,752 a	58,290
RADWARE	31,500 a	766,710
RF Micro Devices	119,700 a	584,136
S1	101,465 a	494,135
Scientific Games, Cl. A	75,600 a	771,876
SeaChange International	59,600 a	461,304
Semtech	21,500 a	356,793
Sierra Wireless	42,300 a	348,129
Standard Microsystems	30,200 a	547,224
Stratasys	12,675 a	287,849
Syniverse Holdings	18,800 a	386,716
Tekelec	67,700 a	741,992
TeleCommunication Systems, Cl. A	82,600 a	254,408

Telvent GIT	6,650 a	126,085
TIBCO Software	93,700 a	1,357,713
Ultimate Software Group	12,200 a	401,624
Ultratech	43,900 a	729,179
Verint Systems	69,975 a	1,650,011
Vishay Intertechnology	244,400 a	1,879,436
Zoran	89,800 a	725,584
		34,234,274
Materials--6.8%
Aceto	3,185	17,963
Arch Chemicals	39,300	1,207,296
Bemis	15,450	446,042
Boise	112,700 a	775,376
Greif, Cl. A	1,512	85,957
Harry Winston Diamond	40,200 a	405,216
Horsehead Holding	59,100 a	468,072
KapStone Paper and Packaging	25,980 a	295,912
Landec	136,350 a	749,925
LSB Industries	33,579 a	556,740
Mercer International	62,380 a	310,652
Olin	28,700	514,017
Omnova Solutions	149,325 a	910,883
Royal Gold	9,300	456,351
RTI International Metals	34,380 a	948,888
Schulman (A.)	24,900	452,433
Schweitzer-Mauduit International	13,204	710,903
Sealed Air	58,300	1,195,733
Sensient Technologies	4,012	111,253
Solutia	160,100 a	2,167,754
Thompson Creek Metals	65,100 a	558,558
Zoltek	13,000 a	110,630
		13,456,554
Producer Durables--3.0%
Actuant, Cl. A	35,400	701,628
Atlas Air Worldwide Holdings	18,900 a	819,126
Curtiss-Wright	18,700	497,233
Force Protection	106,300 a	411,913

Hawaiian Holdings	101,800 a	498,820
Intermec	33,800 a	355,238
Old Dominion Freight Line	33,750 a	786,713
Orbital Sciences	44,784 a	581,744
Orion Marine Group	29,600 a	332,112
Team	20,800 a	304,304
Tennant	22,400	699,776
		5,988,607
Utilities--1.9%
Cleco	31,700	898,061
CMS Energy	41,200	721,000
Hawaiian Electric Industries	6,914	166,074
OGE Energy	14,200	554,510
Portland General Electric	5,112	102,138
Southwest Gas	20,800	654,160
UniSource Energy	16,800	546,504
		3,642,447

Total Investments (cost $196,085,224)	97.3%	191,586,682
Cash and Receivables (Net)	2.7%	5,234,129
Net Assets	100.0%	196,820,811

a Non-income producing security.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $196,085,224. Net unrealized depreciation on investments was $4,498,542 of which $15,503,631 related to appreciated investment securities and $20,002,173 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	18.5
Information Technology	17.4
Consumer Discretionary	16.5
Industrial	16.3
Health Care	8.8
Materials	6.8

Energy	5.5
Producer Durables	3.0
Consumer Staples	2.6
Utilities	1.9
97.3
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	188,035,481	-	-	188,035,481
Equity Securities - Foreign+	3,551,201	-	-	3,551,201
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended August 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
August 31, 2010 (Unaudited)

Common Stocks--94.0%	Shares	Value ($)
Consumer Discretionary--14.8%
Gymboree	43,600 a	1,640,668
McDonald's	22,400	1,636,544
NIKE, Cl. B	26,300	1,841,000
Panera Bread, Cl. A	23,100 a	1,846,614
Starbucks	75,200	1,728,848
TJX	47,100	1,869,399
Tractor Supply	25,400	1,726,692
		12,289,765
Consumer Staples--6.8%
Colgate-Palmolive	23,800	1,757,392
PepsiCo	24,300	1,559,574
Wal-Mart Stores	35,400	1,774,956
Walgreen	20,000	537,600
		5,629,522
Energy--8.9%
Apache	19,200	1,725,120
CARBO Ceramics	14,900	1,128,377
EOG Resources	16,760	1,455,941
Occidental Petroleum	20,900	1,527,372
Schlumberger	29,050	1,549,236
		7,386,046
Health Care--19.7%
Abbott Laboratories	34,400	1,697,296
C.R. Bard	25,250	1,939,958
Celgene	31,300 a	1,612,576
Gilead Sciences	48,300 a	1,538,838
Johnson & Johnson	32,100	1,830,342
Medtronic	41,700	1,312,716
Meridian Bioscience	94,000	1,718,320
Resmed	50,200 a	1,513,028

Stryker	35,400	1,528,926
Varian Medical Systems	31,000 a	1,650,440
		16,342,440
Industrial--13.7%
Boeing	31,300	1,913,369
C.H. Robinson Worldwide	29,400	1,910,706
Donaldson	45,200	1,893,880
Fastenal	24,400	1,104,588
MSC Industrial Direct, Cl. A	22,050	982,769
Precision Castparts	17,160	1,942,169
Rockwell Collins	31,200	1,682,616
		11,430,097
Materials--4.1%
Ecolab	41,200	1,952,880
Monsanto	27,700	1,458,405
		3,411,285
Technology--26.0%
Adobe Systems	56,800 a	1,576,768
Amphenol, Cl. A	49,100	1,999,352
Automatic Data Processing	47,600	1,837,836
Cisco Systems	71,000 a	1,423,550
Dolby Laboratories, Cl. A	25,700 a	1,424,294
FLIR Systems	71,100 a	1,786,032
Google, Cl. A	3,260 a	1,467,065
Intel	88,200	1,562,904
MasterCard, Cl. A	9,270	1,838,797
Microsoft	66,400	1,559,072
Oracle	80,100	1,752,588
Paychex	61,000	1,518,290
QUALCOMM	48,900	1,873,359
		21,619,907
Total Common Stocks
(cost $82,663,836)		78,109,062

Other Investment--6.5%
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $5,451,000)	5,451,000 [b]	5,451,000
Total Investments (cost $88,114,836)	100.5%	83,560,062
Liabilities, Less Cash and Receivables	(.5%)	(453,235)
Net Assets	100.0%	83,106,827

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $88,114,836. Net unrealized depreciation on investments was $4,554,774 of which $378,218 related to appreciated investment securities and $4,932,992 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Technology	26.0
Health Care	19.7
Consumer Discretionary	14.8
Industrial	13.7
Energy	8.9
Consumer Staples	6.8
Money Market Investment	6.5
Materials	4.1
100.5
† Based on net assets.

100-899-99

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	78,109,062	-	-	78,109,062
Mutual Funds	5,451,000	-	-	5,451,000
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended August 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
August 31, 2010 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)
Australia--4.0%
CSL	237,500	6,964,599
Woodside Petroleum	199,000	7,413,125
		14,377,724
Brazil--1.7%
Petroleo Brasileiro (Preferred), ADR	209,600	6,195,776
Canada--.8%
Suncor Energy	99,300	3,008,752
Denmark--1.9%
Novo Nordisk, Cl. B	79,000	6,777,711
France--3.8%
Cie Generale d'Optique Essilor International	115,000	6,979,920
L'Oreal	66,100	6,575,572
		13,555,492
Hong Kong--9.5%
China Mobile	678,000	6,898,756
CLP Holdings	940,500	7,199,971
CNOOC	3,993,000	6,899,042
Hong Kong & China Gas	1,916,255	4,621,429
Hutchison Whampoa	1,151,000	8,508,115
		34,127,313
Japan--19.0%
Canon	157,800	6,433,341
Chugai Pharmaceutical	371,100	6,334,453
Daikin Industries	183,200	6,241,143
Denso	246,500	6,684,049
Fanuc	64,400	6,914,510
Honda Motor	234,800	7,767,042
Hoya	180,000	3,968,099
Keyence	20,870	4,325,041
Mitsubishi Estate	477,000	7,171,182
Nintendo	24,300	6,762,695
Shin-Etsu Chemical	117,300	5,431,461
		68,033,016
Singapore--1.5%

DBS Group Holdings	531,000	5,437,315
Spain--1.7%
Inditex	89,800	5,991,522
Sweden--2.2%
Hennes & Mauritz, Cl. B	239,000	7,818,414
Switzerland--5.7%
Nestle	150,000	7,771,485
Novartis	100,600	5,286,392
SGS	5,000	7,239,596
		20,297,473
United Kingdom--11.3%
BG Group	455,800	7,336,392
HSBC Holdings	734,400	7,250,066
Reckitt Benckiser Group	126,000	6,305,411
Standard Chartered	289,800	7,771,230
Tesco	1,051,000	6,559,482
WM Morrison Supermarkets	1,200,500	5,339,320
		40,561,901
United States--35.2%
Abbott Laboratories	145,600	7,183,904
Adobe Systems	213,700 a	5,932,312
Amphenol, Cl. A	85,000	3,461,200
Automatic Data Processing	145,400	5,613,894
C.R. Bard	79,700	6,123,351
Cisco Systems	317,200 a	6,359,860
EOG Resources	66,700	5,794,229
Fastenal	105,000	4,753,350
FLIR Systems	97,500 a	2,449,200
Gilead Sciences	178,400 a	5,683,824
Google, Cl. A	13,900 a	6,255,278
Intel	300,800	5,330,176
Johnson & Johnson	102,700	5,855,954
MasterCard, Cl. A	35,500	7,041,780
Medtronic	197,600	6,220,448
Microsoft	284,900	6,689,452
NIKE, Cl. B	94,300	6,601,000
Oracle	273,300	5,979,804
Precision Castparts	56,800	6,428,624
Schlumberger	103,200	5,503,656
Wal-Mart Stores	122,200	6,127,108

Walgreen	175,800	4,725,504
		126,113,908
Total Common Stocks
(cost $344,380,420)		352,296,317

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,350,000)	5,350,000 [b]	5,350,000
Total Investments (cost $349,730,420)	99.8%	357,646,317
Cash and Receivables (Net)	.2%	788,303
Net Assets	100.0%	358,434,620

a Non-income producing security.
b Investment in affiliated money market mutual fund.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $349,730,420. Net unrealized appreciation on investments was $7,915,897 of which $24,199,557 related to appreciated investment securities and $16,283,660 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Technology	21.4
Health Care	17.7
Consumer Staples	12.1
Energy	11.8
Industrial	11.2
Consumer Discretionary	9.7
Financial Services	7.7
Utilities	3.3
Telecommunication Services	1.9
Money Market Investment	1.5
Materials	1.5
99.8

† Based on net assets.

100-236-36

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	126,113,908	-	-	126,113,908
Equity Securities - Foreign+	226,182,409	-	-	226,182,409
Mutual Funds	5,350,000	-	-	5,350,000

+ See Statement of Investments for country and industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended August 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
August 31, 2010 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)
Australia--5.0%
Cochlear	106,000	6,526,153
CSL	461,200	13,524,518
Woodside Petroleum	345,000	12,851,900
		32,902,571
Belgium--1.8%
Colruyt	47,000	11,638,175
Brazil--2.0%
Petroleo Brasileiro (Preferred), ADR	438,800	12,970,928
Canada--2.0%
Suncor Energy	426,400	12,919,758
Denmark--2.1%
Novo Nordisk, Cl. B	155,700	13,358,096
France--5.5%
Cie Generale d'Optique Essilor International	189,500	11,501,695
Danone	227,000	12,198,470
L'Oreal	122,000	12,136,457
		35,836,622
Germany--3.7%
Adidas	231,500	11,783,145
SAP	290,200	12,671,036
		24,454,181
Hong Kong--10.4%
China Mobile	1,206,500	12,276,327
CLP Holdings	1,477,500	11,310,959
CNOOC	7,558,000	13,058,592
Esprit Holdings	2,089,934	11,714,109
Hong Kong & China Gas	2,558,105	6,169,378
Hutchison Whampoa	1,850,000	13,675,076
		68,204,441
Japan--33.7%
Aeon Mall	521,600	11,958,119
Canon	297,300	12,120,611
Chugai Pharmaceutical	628,000	10,719,581
Daikin Industries	361,800	12,325,576

Daito Trust Construction	217,100	12,455,922
Denso	478,800	12,983,054
Fanuc	118,700	12,744,602
Hirose Electric	93,000	8,988,930
Honda Motor	381,300	12,613,173
Hoya	588,300	12,969,070
INPEX	2,850	12,891,322
Keyence	57,500	11,916,141
Komatsu	612,000	12,420,664
Mitsubishi Estate	849,000	12,763,802
Nintendo	46,100	12,829,639
Shimamura	138,500	12,611,891
Shin-Etsu Chemical	265,700	12,302,976
Tokio Marine Holdings	480,100	12,881,150
		220,496,223
Singapore--1.8%
DBS Group Holdings	1,127,500	11,545,334
Spain--1.9%
Inditex	191,200	12,757,005
Sweden--2.1%
Hennes & Mauritz, Cl. B	414,400	13,556,280
Switzerland--8.1%
Nestle	264,000	13,677,813
Novartis	221,900	11,660,542
Roche Holding	19,000	2,713,617
SGS	8,290	12,003,250
Synthes	118,400	13,061,610
		53,116,832
United Kingdom--17.2%
BG Group	748,700	12,050,804
Burberry Group	529,000	6,896,049
Cairn Energy	1,304,200 a	9,348,860
Centrica	2,511,400	12,529,269
HSBC Holdings	1,310,000	12,932,443
Reckitt Benckiser Group	262,000	13,111,251
Smith & Nephew	1,415,000	11,762,008
Standard Chartered	493,500	13,233,617
Tesco	1,951,000	12,176,545
WM Morrison Supermarkets	1,945,000	8,650,543
		112,691,389

Total Common Stocks
(cost $620,315,973)		636,447,835

Other Investment--5.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $34,900,000)	34,900,000 [b]	34,900,000
Total Investments (cost $655,215,973)	102.6%	671,347,835
Liabilities, Less Cash and Receivables	(2.6%)	(17,023,790)
Net Assets	100.0%	654,324,045

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $655,215,974. Net unrealized appreciation on investments was $16,131,862 of which $42,063,461 related to appreciated investment securities and $25,931,599 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	14.5
Health Care	14.4
Financial Services	13.4
Energy	13.2
Consumer Staples	12.8
Technology	10.9
Industrial	9.7
Money Market Investment	5.3
Utilities	4.6
Materials	1.9
Telecommunication Services	1.9
102.6

† Based on net assets.

100-322-22

At August 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,	4,682,565	4,161,863	4,166,094	4,231
Expiring 9/1/2010
British Pound,	1,448,656	2,247,155	2,221,729	(25,426)
Expiring 9/1/2010
Japanese Yen,	1,292,256,707	15,253,482	15,382,177	128,695
Expiring 9/1/2010
Gross Unrealized Appreciation				132,926
Gross Unrealized Depreciation				(25,426)

100-322-22

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	636,447,835	-	-	636,447,835
Mutual Funds	34,900,000	-	-	34,900,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	132,926	-	132,926
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(25,426)	-	(25,426)

+ See Statement of Investments for country and industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Investments denominated in foreign currencies are translated to U.S.

dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	October 26, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)